RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 9,873
Additions	2,108
Deductions	(9,249)
Ending balance	2,732
Loans 90 days past due	$ 0